FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,404	$ 5,110	$ 2,469	$ 5,544
Total assets	56,233	60,965
Current liabilities:
Current maturities of bank loan	895	93
Accounts payable and accruals:
Trade	4,493	5,516
Other	14	19
Non-current liabilities
Long-term bank loan, net of current maturities	7,838	157
Total liabilities	14,912	8,084
Dollar [Member]
Current assets:
Cash and cash equivalents	2,274	2,623
Short term bank deposits	26,747	44,373
Other receivables		117
Total assets	29,021	47,113
Current liabilities:
Current maturities of bank loan	895	93
Accounts payable and accruals:
Trade	2,396	3,018
Other	708	99
Non-current liabilities
Long-term bank loan, net of current maturities	7,838	157
Total liabilities	11,837	3,367
Net asset value	17,184	43,746
NIS [Member]
Current assets:
Cash and cash equivalents	699	2,376
Short term bank deposits
Other receivables	491	325
Total assets	1,190	2,701
Current liabilities:
Current maturities of bank loan
Accounts payable and accruals:
Trade	807	764
Other	632	756
Non-current liabilities
Long-term bank loan, net of current maturities
Total liabilities	1,439	1,520
Net asset value	(249)	1,181
GBP and other [Member]
Current assets:
Cash and cash equivalents	431	111
Short term bank deposits
Other receivables	848	144
Total assets	1,279	255
Current liabilities:
Current maturities of bank loan
Accounts payable and accruals:
Trade	1,290	1,734
Other	23	258
Non-current liabilities
Long-term bank loan, net of current maturities
Total liabilities	1,313	1,992
Net asset value	$ (34)	$ (1,737)